Tax Payable (Tables)	12 Months Ended
Dec. 31, 2024
Taxes Payable [Abstract] [Standard Label]
Schedule of Taxes Payable

The Group’s taxes payable consists of the following:

	As of
	December 31, 2023	December 31, 2024
	RMB	RMB	US$
Income tax payable	163,527	231,807	32,247
VAT and other taxes payable	349,670	11,466,502	1,595,140
Total taxes payable	513,197	11,698,309	1,627,387